Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - March | State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $6.87 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.30%
Innovator U.S. Equity Buffer ETF™ - March | State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $686.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Innovator U.S. Equity Buffer ETF™ - March | State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $802.47 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.10%)
Innovator U.S. Equity Buffer ETF™ - March | State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $624.26 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.50%)